INCOME TAXES (Details 1)	Dec. 31, 2016 USD ($)
Operating Loss Carryforwards [Line Items]
Total	$ 2,957,258
Tax Year 2033 [Member]
Operating Loss Carryforwards [Line Items]
Total	217,074
Tax Year 2034 [Member]
Operating Loss Carryforwards [Line Items]
Total	368,378
Tax Year 2035 [Member]
Operating Loss Carryforwards [Line Items]
Total	761,615
Tax Year 2036 [Member]
Operating Loss Carryforwards [Line Items]
Total	$ 1,610,192